Income Taxes - Tax Carryforward (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Tax Credit Carryforward [Line Items]
Total income tax carryforwards recognized	$ 3,617
Canadian
Tax Credit Carryforward [Line Items]
Total income tax carryforwards recognized
Foreign
Tax Credit Carryforward [Line Items]
Federal and state net operating loss	3,093
Tax carryforward, gross	3,224
Non-capital loss | Canadian
Tax Credit Carryforward [Line Items]
Tax credit carryforward	393
Other tax credits | Foreign
Tax Credit Carryforward [Line Items]
Tax credit carryforward	$ 131